Schedule of Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Total provision for income taxes
Theralink Technologies Inc [Member]
Income tax benefit at U.S. statutory rate of 21%						$ (2,675,812)		$ (1,149,047)
Income tax benefit – state						(589,953)		(253,337)
Non-deductible expenses						1,543,675		(52,467)
Change in valuation allowance						1,722,090		1,454,851
Total provision for income taxes